Share-based Compensation (Details 3)	12 Months Ended																								12 Months Ended
	Dec. 31, 2014 Stock Option USD ($)	Dec. 31, 2014 Stock Option CNY	Dec. 31, 2013 Stock Option USD ($)	Dec. 31, 2013 Stock Option CNY	Dec. 31, 2012 Stock Option USD ($)	Dec. 31, 2012 Stock Option CNY	Dec. 31, 2014 Stock Option Employees	Dec. 31, 2013 Stock Option Employees	Dec. 31, 2012 Stock Option Employees	Dec. 31, 2012 Stock Option Director and Consultants	Dec. 31, 2014 Restricted Stock Units (RSU) USD ($)	Dec. 31, 2014 Restricted Stock Units (RSU) CNY	Dec. 31, 2013 Restricted Stock Units (RSU) USD ($)	Dec. 31, 2013 Restricted Stock Units (RSU) CNY	Dec. 31, 2012 Restricted Stock Units (RSU) USD ($)	Dec. 31, 2012 Restricted Stock Units (RSU) CNY	Dec. 31, 2014 Restricted Stock Units (RSU) Employees	Dec. 31, 2013 Restricted Stock Units (RSU) Employees	Dec. 31, 2012 Restricted Stock Units (RSU) Employees	Dec. 31, 2012 Restricted Stock Units (RSU) Senior Management	Dec. 31, 2014 Restricted Stock Units (RSU) Director and Consultants	Dec. 31, 2013 Restricted Stock Units (RSU) Director and Consultants	Dec. 31, 2012 Restricted Stock Units (RSU) Director and Consultants	Dec. 31, 2014 2000 Stock Incentive Plan CNY	Dec. 31, 2014 2009 RSU Plan USD ($)	Dec. 31, 2014 2009 RSU Plan CNY
Share-based Compensation
Total unrecognized compensation cost related to unvested awards																								0	$ 144,900,000	899,000,000
Weighted average remaining vesting period over which unrecognized compensation cost is recognized																									3 years 1 month 21 days	3 years 1 month 21 days
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)	285,000	285,000	525,000	525,000	5,454,000	5,454,000	285,000	525,000	4,517,000	937,000
Exercised (in shares)	(285,000)	(285,000)	(240,000)	(240,000)	(4,929,000)	(4,929,000)	(285,000)	(240,000)	(3,992,000)	(937,000)
Outstanding at the end of the period (in shares)			285,000	285,000	525,000	525,000		285,000	525,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 1.659		$ 1.659		$ 0.877
Exercised (in dollars per share)	$ 1.659		$ 1.659		$ 0.794
Outstanding at the end of the period (in dollars per share)			$ 1.659		$ 1.659
Expired/forfeited (in shares)	0	0
Number of ordinary shares issuable upon vesting of restricted share units
Outstanding at the beginning of the period (in shares)											25,439,000	25,439,000	20,725,000	20,725,000	14,652,000	14,652,000	25,152,000	20,460,000	12,372,000	1,700,000	287,000	265,000	580,000
Granted (in shares)											30,624,000	30,624,000	18,658,000	18,658,000	18,716,000	18,716,000	30,429,000	18,371,000	18,451,000		195,000	287,000	265,000
Vested (in shares)											(17,450,000)	(17,450,000)	(13,083,000)	(13,083,000)	(8,680,000)	(8,680,000)	(17,200,000)	(12,818,000)	(8,390,000)		(250,000)	(265,000)	(290,000)
Forfeited (in shares)											(1,539,000)	(1,539,000)	(861,000)	(861,000)	(3,963,000)	(3,963,000)	(1,539,000)	(861,000)	(1,973,000)	(1,700,000)			(290,000)
Outstanding at end of the period (in shares)											37,074,000	37,074,000	25,439,000	25,439,000	20,725,000	20,725,000	36,842,000	25,152,000	20,460,000		232,000	287,000	265,000
Total intrinsic value of options exercised and the total fair value of RSUs on vesting dates
Total intrinsic value exercised	400,000	2,700,000	200,000	1,400,000	6,300,000	39,100,000
Total fair value vested											$ 48,600,000	301,600,000	$ 27,300,000	165,300,000	$ 18,600,000	115,800,000